Acquisitions (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Purchase Price Allocation
The Halo Acquisition was accounted for under the purchase method of accounting, and accordingly, the purchase price was allocated to the identifiable assets and liabilities based on their estimated fair values at the Halo Acquisition Date. The purchase price allocation is summarized as follows (in thousands):

Halo
Total purchase price	$38,244
Assets and Liabilities Acquired:
Assets
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net assets acquired	19,630
Goodwill	$18,614

On May 6, 2019, the fair values of the assets and liabilities acquired were (in thousands):

	Better Choice Company	Bona Vida	Total
Total Purchase Price	$37,949	$108,620	$146,569
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	7	384	391
Restricted cash	—	25	25
Accounts receivable	—	69	69
Inventories	—	95	95
Prepaid expenses and other current assets	32	348	380
Intangible assets	986	—	986
Other assets	—	74	74
Total Assets	1,025	995	2,020
Liabilities
Warrant derivative liability	2,130	—	2,130
Accounts payable & accrued liabilities	544	153	697
Total Liabilities	2,674	153	2,827
Net Assets (Liabilities) Acquired	(1,649)	842	(807)
Loss on Acquisitions	$(39,598)	$(107,778)	$(147,376)